SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CERTAIN BALANCE SHEET INFORMATION (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Weighted average common shares outstanding	21,037,640	21,027,640	21,035,973	21,027,640	21,027,640	21,027,640	20,843,324
Shares used in computing basic and diluted net loss per share (in shares)	21,037,640	21,027,640	21,035,973	21,027,640	21,027,640	21,027,640	20,843,324